Long - Term Debt - Credit Facilities 1 (Details) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2019 USD ($) Vessel	Nov. 15, 2018 USD ($) Vessel
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel	39	19
Outstanding amount	$ 875,631
$52.6 Million DVB Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel	4
Line of credit facility issuance date	Jul. 18, 2017
Line of credit facility maximum borrowing capacity	$ 52,625
Outstanding amount	$ 48,832	$ 51,063
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	2.85%
$52.6 Million DVB Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	$ 5,500
Line of Credit Facility, Periodic Payment	$ 267
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 4,429
$52.6 Million DVB Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	5,500
Line of Credit Facility, Periodic Payment	$ 267
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 4,429
$52.6 Million DVB Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	5,800
Line of Credit Facility, Periodic Payment	$ 267
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 4,734
$52.6 Million DVB Credit Facility [Member] | Tranche D [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	35,800
Line of Credit Facility, Periodic Payment	$ 1,083
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 31,500
$55.7 Million Credit Agricole Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of vessels owned | Vessel	3
Line of credit facility issuance date	Aug. 11, 2017
Line of credit facility maximum borrowing capacity	$ 55,650
Outstanding amount	$ 51,611	$ 54,025
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	2.75%
Number of vessels financed	3
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 19,400
Line of Credit Facility, Periodic Payment	$ 350
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 18,000
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Outstanding amount	10,500
Line of Credit Facility, Periodic Payment	$ 200
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 9,700
$55.7 Million Credit Agricole Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Outstanding amount	25,750
Line of Credit Facility, Periodic Payment	$ 850
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 22,350